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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [__]; Amendment Number:
                                                 -----

This Amendment (Check only one.):  [__] is a restatement.
                                   [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quantitative Advantage LLC
Address:  10225 Yellow Circle Drive
          Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:   John W. Wing
 Title:  President
 Phone:  (952) 942-3206

Signature, Place, and Date of Signing:

 /s/ John W. Wing           Minnetonka, Minnesota        February 5, 2009
 ----------------           ---------------------        ----------------
   [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[__] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[__] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               19
Form 13F Information Table Value Total:         $234,583
                                              (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                                VOTING AUTHORITY
                                                               VALUE          INVESTMENT OTHER -------------------
     NAME OF ISSUER            TITLE OF CLASS         CUSIP   (x1000) SHARES  DISCRETION  MGR  SOLE SHARED  NONE
------------------------  ------------------------  --------- ------- ------- ---------- ----- ---- ------ -------
ISHARES TR                DJ US MEDICAL DEVICES     464288810    240     6274    SOLE    NONE                 6274
ISHARES TR                S&P GBL HLTHCR            464287325    268     5933    SOLE    NONE                 5933
ISHARES TR                DJ PHARMA INDX            464288836    280     6205    SOLE    NONE                 6205
ISHARES SILVER TRUST      ISHARES                   46428Q109    327    29212    SOLE    NONE                29212
ISHARES TR                MSCI EAFE IDX             464287465    334     7446    SOLE    NONE                 7446
ISHARES COMEX GOLD TR     ISHARES                   464285105    354     4081    SOLE    NONE                 4081
SPDR TR                   UNIT SER 1                78462F103    405     4488    SOLE    NONE                 4488
ISHARES TR                BARCLAYS MBS BD           464288588    854     8140    SOLE    NONE                 8140
ISHARES TR                S&P 500 INDEX             464287200    914    10122    SOLE    NONE                10122
ISHARES TR                TRANSP AVE IDX            464287192  13866   219011    SOLE    NONE               219011
ISHARES TR                CONS GOOD IDX             464287812  14410   311355    SOLE    NONE               311355
ISHARES TR                DJ US UTILS               464287697  14456   208454    SOLE    NONE               208454
ISHARES TR                DJ US HEALTHCR            464287762  15078   280831    SOLE    NONE               280831
ISHARES TR                NASDAQ BIO INDX           464287556  15207   214033    SOLE    NONE               214033
ISHARES TR                BARCLYS 3-7 YR            464288661  15976   138249    SOLE    NONE               138249
ISHARES TR                BARCLYS 1-3 YR            464287457  16405   193785    SOLE    NONE               193785
ISHARES TR                S&P EURO PLUS             464287861  28698   921594    SOLE    NONE               921594
ISHARES INC               MSCI JAPAN                464286848  29737  3104118    SOLE    NONE              3104118
ISHARES TR                S&P500 GRW                464287309  66774  1486173    SOLE    NONE              1486173